UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 84.5%
	AUSTRALIA – 3.0%
769,765	Lynas Corp. Ltd.*	$267,208
10,000	Westpac Banking Corp. - ADR	280,400
		547,608

	BRAZIL – 1.8%
3,000	BRF S.A. - ADR	69,630
9,000	Grendene S.A.	72,611
7,200	Kroton Educacional S.A.	98,495
2,524	M Dias Branco S.A.	94,803
		335,539

	CANADA – 1.8%
7,000	Agellan Commercial Real Estate Investment Trust - REIT	59,945
16,835	First Quantum Minerals Ltd.	279,544
		339,489

	CHILE – 0.8%
8,323,218	Corpbanca S.A.	79,114
5,000	Latam Airlines Group S.A.	62,900
		142,014

	CHINA – 1.1%
1,000	AAC Technologies Holdings, Inc. - ADR	45,590
10,000	Hengan International Group Co., Ltd.	109,549
1,000	Tencent Holdings Ltd.	46,889
		202,028

	COLOMBIA – 2.6%
21,234	Banco Davivienda S.A.	271,121
547	Constructora Conconcreto S.A.	365
47,350	Grupo Odinsa S.A.	209,446
		480,932

	FRANCE – 5.0%
2,670	Danone S.A.	198,821
780	Dassault Systemes S.A.	99,639
1,580	L'Oreal S.A.	263,646
2,018	LVMH Moet Hennessy Louis Vuitton S.A.	353,537
		915,643

	INDONESIA – 0.8%
72,000	Indofood Sukses Makmur Tbk P.T.	42,857

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA (Continued)
851,000	Tiga Pilar Sejahtera Food Tbk	$95,075
		137,932

	IRELAND – 2.2%
5,106	Paddy Power PLC	411,665

	JAPAN – 14.8%
20	Hoshino Resorts REIT, Inc. - REIT*	117,533
65,000	Mitsubishi UFJ Financial Group, Inc. - ADR	378,950
16,200	Seven & I Holdings Co., Ltd.	558,507
8,000	Sumitomo Realty & Development Co., Ltd.	352,803
23,900	Tatsuta Electric Wire and Cable Co., Ltd.	198,873
83,800	Toray Industries, Inc.	515,509
5,000	Toyota Motor Corp. - ADR	603,950
		2,726,125

	MEXICO – 3.5%
66,500	Alsea S.A.B. de C.V.	168,552
18,000	Gruma S.A.B. de C.V. - Class B*	92,755
108,400	Industrias Bachoco S.A.B. de C.V.	345,418
296,045	Urbi Desarrollos Urbanos S.A.B. de C.V.*	34,787
		641,512

	NETHERLANDS – 0.5%
1,422	Heineken N.V.	97,638

	NEW ZEALAND – 1.7%
25,222	Fonterra Cooperative Group Ltd.	136,718
34,558	Fonterra Shareholders' Fund	185,876
		322,594

	NORWAY – 3.2%
20,758	Statoil ASA	455,870
3,263	Yara International ASA	129,029
		584,899

	PHILIPPINES – 0.7%
169,800	Manila Water Co., Inc.	125,256

	POLAND – 2.5%
2,998	Bank Zachodni WBK S.A.	289,309
1,320	Powszechny Zaklad Ubezpieczen S.A.	178,860
		468,169

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 3.9%
38,507	Keppel Corp. Ltd.	$304,892
99,982	Keppel REIT - REIT	94,056
100,000	StarHub Ltd.	329,257
		728,205

	SOUTH AFRICA – 1.0%
2,270	Naspers Ltd. - N Shares	187,307

	SOUTH KOREA – 0.2%
680	MegaStudy Co., Ltd.	44,658

	SWEDEN – 3.3%
8,867	Svenska Handelsbanken A.B. - A Shares	380,507
10,470	Swedbank A.B.	236,971
		617,478

	TAIWAN – 0.5%
21,000	Delta Electronics, Inc.	95,089

	THAILAND – 1.1%
516,400	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	198,924

	UNITED KINGDOM – 2.8%
2,000	Ensco PLC - ADR	111,120
4,000	HSBC Holdings PLC - ADR	209,680
16,440	Kingfisher PLC	98,085
2,060	Whitbread PLC	98,323
		517,208

	UNITED STATES – 25.7%
9,000	Abbott Laboratories	299,970
3,000	Anadarko Petroleum Corp.	274,260
1,900	Apple, Inc.	925,395
15,000	Cheniere Energy, Inc.*	419,850
13,000	Chesapeake Energy Corp.	335,530
1,000	Cummins, Inc.	123,200
3,000	DaVita HealthCare Partners, Inc.*	322,530
8,000	eBay, Inc.*	399,920
3,000	EI du Pont de Nemours & Co.	169,860
2,000	Kinder Morgan Energy Partners LP	163,120
23,000	MGM Resorts International*	406,870
1,700	Precision Castparts Corp.	359,108
5,000	Stillwater Mining Co.*	56,950
6,000	Targa Resources Partners LP	293,160

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,000	Xylem, Inc.	$198,240
		4,747,963

	TOTAL COMMON STOCKS (Cost $15,770,316)	15,615,875

	SHORT-TERM INVESTMENTS – 15.3%
2,828,011	Fidelity Institutional Government Portfolio, 0.01%1	2,828,011

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,828,011)	2,828,011

	TOTAL INVESTMENTS – 99.8% (Cost $18,598,327)	18,443,886
	Other Assets in Excess of Liabilities – 0.2%	42,461

	TOTAL NET ASSETS – 100.0%	$18,486,347

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At August 31, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,796,675

Gross unrealized appreciation	$1,084,953
Gross unrealized depreciation	(1,437,742)

Net unrealized appreciation/(depreciation)	$(352,789)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$902,592	$-	$-	$902,592
Communications	963,373	-	-	963,373
Consumer, Cyclical	2,792,002	-	-	2,792,002
Consumer, Non-Cyclical	3,056,946	-	-	3,056,946
Diversified	304,892	-	-	304,892
Energy	2,052,909	-	-	2,052,909
Financials	3,128,173	-	-	3,128,173
Industrials	1,229,911	-	34,787	1,264,698
Technology	1,025,034	-	-	1,025,034
Utilities	125,256	-	-	125,256
Short-Term Investments	2,828,011	-	-	2,828,011
Total Investments	$18,409,099	$-	$34,787	$18,443,886

Transfers are recognized at the end of the reporting period.

*
In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.

**	Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Jubak Global Equity Fund:

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
August 31, 2013 (Unaudited)

Investments, at Value
Balance as of May 31, 2013	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchase	-
Sales	-
Transfers in and/or out of Level 3	34,787
Balance as of August 31, 2013	$34,787

Following is a description of the valuation techniques and significant inputs used in determining the value of the Fund’s securities classified as Level 3:

The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	10/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	10/30/2013

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	10/30/2013

* Print the name and title of each signing officer under his or her signature.